Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000133860
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 13,385	$ 12,608	$ 12,266	$ 14,052	$ 12,833	$ 12,745	$ 11,648	$ 11,682	$ 11,528	$ 10,963	$ 10,667
C000133863
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 12,668	11,198	10,921	12,543	11,475	11,432	10,474	10,532	10,418	9,935	9,696
C000133864
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 12,111	11,412	11,225	12,990	11,981	12,019	11,094	11,239	11,202	10,770	10,585
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287	10,000
AllianceBernstein Index: Bloomberg Municipal Bond
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	$ 11,439	$ 11,144	$ 12,661	$ 12,336	$ 11,908	$ 10,883	$ 10,939	$ 10,704	$ 10,287	$ 10,000